CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Paranthetical] (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash paid on common stock dividends	$ 0.40	$ 0.40